Schedule of reconciliation of income before income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ (1,365)	$ (10,643)	$ (13,741)	$ (1,331)
Provision for income taxes at Hong Kong profits tax rates of 16.5%	(225)	(1,756)	(2,267)	(220)
Effect of different tax rates available to different jurisdictions	(60)	(470)	3,162	131
Non-deductible expenses and non-taxable income, net	28	221	(35)
Under provision from prior year			590
Valuation allowance for tax losses	257	2,005
Others			291	220
Income tax expense/ (credit)			$ 1,741	$ 131